Short-term financings and long-term debt - Narrative (Details)		3 Months Ended			3 Months Ended					3 Months Ended				3 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 Multi-currency senior revolving credit facility [Member] USD ($)	Sep. 30, 2012 Multi-currency senior revolving credit facility [Member] USD ($)	Aug. 31, 2012 Multi-currency senior revolving credit facility [Member] USD ($)	Mar. 31, 2013 Multi-currency senior revolving credit facility [Member] Minimum [Member]	Mar. 31, 2013 Multi-currency senior revolving credit facility [Member] Maximum [Member]	Mar. 31, 2013 Multi-currency senior revolving credit facility [Member] LIBOR [Member]	Mar. 31, 2013 Multi-currency senior revolving credit facility [Member] LIBOR [Member] Minimum [Member]	Mar. 31, 2013 Multi-currency senior revolving credit facility [Member] LIBOR [Member] Maximum [Member]	Mar. 31, 2013 Multi-currency senior revolving credit facility [Member] Adjustable base rate [Member]	Mar. 31, 2013 Multi-currency senior revolving credit facility [Member] Adjustable base rate [Member] Minimum [Member]	Mar. 31, 2013 Multi-currency senior revolving credit facility [Member] Adjustable base rate [Member] Maximum [Member]	Mar. 31, 2013 HSBC Bank [Member] Multi-currency senior revolving credit facility [Member] USD ($)	Sep. 30, 2012 Black Sea Trade and Development Bank [Member] USD ($)	Sep. 30, 2012 Black Sea Trade and Development Bank [Member] EUR (€)
Debt Instrument [Line Items]
Weighted average effective interest rate	4.10%
Total Facility	$ 50,022,000			$ 50,000,000.0									$ 49,000,000
Amount by which the revolving credit facility may be increased upon meeting certain requirements		50,000,000.0
Variable interest rate basis							LIBOR			adjusted base rate
Spread on variable interest rate								2.25%	2.75%		1.25%	1.75%
Per annum interest on any un-used portion of the Facility					0.50%	0.75%
Line of Credit Facility, Commitment Fee Percentage					50.00%	50.00%
Minimum fixed charge coverage ratio		1.50
Maximum total leverage ratio		2.50
Minimum liquidity ratio		1.25
Minimum asset coverage ratio		1.50
Repayment of outstanding loan in connection with execution of the Facility														7,200,000	5,900,000
Repayment of outstanding principal balance, accrued interest and fees														7,300,000
Borrowing on the Facility to repay loan			$ 7,300,000